UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Everest Capital LLC

Address:  Everest Capital LLC
          2601 South Bayshore Drive
          Suite 1700
          Miami, FL 33133

13F File Number: 028-13995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Malcolm Stott
Title:  Chief Operating Officer
Phone:  (305) 666-1700


Signature, Place and Date of Signing:

/s/ Malcolm Stott                  Miami, Florida            February 11, 2011
----------------------            ------------------        -----------------
     [Signature]                  [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       58

Form 13F Information Table Value Total:       $680,442
                                              (thousands)


List of Other Included Managers:

Form 13F File Number            Name

None.

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

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2       COLUMN 3   COLUMN 4      COLUMN 5         COL 6   COL 7             COLUMN 8
                                                          VALUE     SHRS OR    SH/ PUT/  INVSMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (X$1000)  PRN AMT    PRN CALL  DSCRTN  MNGRS   SOLE        SHARED   NONE
AMERICAN INTL GROUP INC       COM NEW          026874784   1,775        30,800 SH        SOLE    NONE        30,800
AMERIPRISE FINL INC           COM              03076C106   1,611        28,000 SH        SOLE    NONE        28,000
ANADARKO PETE CORP            COM              032511107   3,427        45,000 SH        SOLE    NONE        45,000
BANK OF AMERICA CORPORATION   COM              060505104  15,341     1,150,000     CALL  SOLE    NONE     1,150,000
BRUNSWICK CORP                COM              117043109   1,469        78,400 SH        SOLE    NONE        78,400
CITIGROUP INC                 COM              172967101  51,682    10,926,500 SH        SOLE    NONE    10,926,500
CITIGROUP INC                 COM              172967101   9,933     2,100,000     CALL  SOLE    NONE     2,100,000
CLEARWIRE CORP NEW            CL A             18538Q105     945       183,400 SH        SOLE    NONE       183,400
CREDICORP LTD                 COM              G2519Y108   1,207        10,150 SH        SOLE    NONE        10,150
CVS CAREMARK CORPORATION      COM              126650100   1,384        39,800 SH        SOLE    NONE        39,800
D R HORTON INC                COM              23331A109   5,755       482,400 SH        SOLE    NONE       482,400
DILLARDS INC                  CL A             254067101   1,753        46,200 SH        SOLE    NONE        46,200
DYNEGY INC DEL                COM              26817G300   1,652       293,900 SH        SOLE    NONE       293,900
EASTMAN KODAK CO              COM              277461109   1,363       254,300 SH        SOLE    NONE       254,300
EDISON INTL                   COM              281020107   1,366        35,400 SH        SOLE    NONE        35,400
FREEPORT-MCMORAN COPPER & GO  COM              35671D857  49,045       408,400 SH        SOLE    NONE       408,400
GENERAL MTRS CO               COM              37045V100  18,699       507,300 SH        SOLE    NONE       507,300
GENON ENERGY INC              COM              37244E107   1,270       333,401 SH        SOLE    NONE       333,401
GENWORTH FINL INC             COM CL A         37247D106   1,217        92,600 SH        SOLE    NONE        92,600
GRUPO FINANCIERO GALICIA S A  SP ADR 10 SH B   399909100   3,145       205,450 SH        SOLE    NONE       205,450
HERTZ GLOBAL HOLDINGS INC     COM              42805T105  11,167       770,700 SH        SOLE    NONE       770,700
INVESCO LTD                   SHS              G491BT108   3,404       141,500 SH        SOLE    NONE       141,500
ISHARES INC                   MSCI TAIWAN      464286731     155         9,900 SH        SOLE    NONE         9,900
ISHARES TR                    MSCI PERU CAP    464289842   2,294        45,550 SH        SOLE    NONE        45,550
IVANHOE MINES LTD             COM              46579N103  50,777     2,215,400 SH        SOLE    NONE     2,215,400
LENNAR CORP                   CL A             526057104   5,593       298,300 SH        SOLE    NONE       298,300
LIZ CLAIBORNE INC             COM              539320101   1,464       204,500 SH        SOLE    NONE       204,500
LYONDELLBASELL INDUSTRIES N   SHS - A -        N53745100  59,161     1,719,800 SH        SOLE    NONE     1,719,800
M D C HLDGS INC               COM              552676108   5,656       196,600 SH        SOLE    NONE       196,600
MARKET VECTORS ETF TR         VIETNAM ETF      57060U761   1,929        73,670 SH        SOLE    NONE        73,670
MBIA INC                      COM              55262C100   1,611       134,400 SH        SOLE    NONE       134,400
MCMORAN EXPLORATION CO        COM              582411104   1,697        99,000 SH        SOLE    NONE        99,000
MECHEL OAO                    SPONSORED ADR    583840103  47,259     1,616,800 SH        SOLE    NONE     1,616,800
MELCO CROWN ENTMT LTD         ADR              585464100  27,848     4,378,600 SH        SOLE    NONE     4,378,600
MERITAGE HOMES CORP           COM              59001A102   1,483        66,800 SH        SOLE    NONE        66,800
MGM RESORTS INTERNATIONAL     COM              552953101  30,135     2,029,300 SH        SOLE    NONE     2,029,300
NETEASE COM INC               SPONSORED ADR    64110W102  36,840     1,019,100 SH        SOLE    NONE     1,019,100
NOAH HLDGS LTD                SPONSORED ADS    65487X102   5,515       282,100 SH        SOLE    NONE       282,100
PETROBRAS ENERGIA S A         SPONS ADR        71646J109   2,277        86,300 SH        SOLE    NONE        86,300
PULTE GROUP INC               COM              745867101   5,677       754,900 SH        SOLE    NONE       754,900
RADIAN GROUP INC              COM              750236101   1,197       148,300 SH        SOLE    NONE       148,300
RITE AID CORP                 COM              767754104   1,151     1,303,400 SH        SOLE    NONE     1,303,400
ROYAL CARIBBEAN CRUISES LTD   COM              V7780T103  25,789       548,700 SH        SOLE    NONE       548,700
SANDISK CORP                  COM              80004C101   3,031        60,800 SH        SOLE    NONE        60,800
SINA CORP                     ORD              G81477104  64,058       930,800 SH        SOLE    NONE       930,800
SIRIUS XM RADIO INC           COM              82967N108   1,722     1,056,500 SH        SOLE    NONE     1,056,500
SOHU COM INC                  COM              83408W103  20,844       328,300 SH        SOLE    NONE       328,300
SOLUTIA INC                   COM NEW          834376501  21,220       919,400 SH        SOLE    NONE       919,400
SPDR GOLD TRUST               GOLD SHS         78463V107   5,119        36,900 SH        SOLE    NONE        36,900
SPDR SERIES TRUST             SPDR KBW BK ETF  78464A797   2,436        94,000 SH        SOLE    NONE        94,000
STANCORP FINL GROUP INC       COM              852891100   1,395        30,900 SH        SOLE    NONE        30,900
TERNIUM SA                    SPON ADR         880890108  16,536       389,900 SH        SOLE    NONE       389,900
TEXTRON INC                   COM              883203101   1,347        57,000 SH        SOLE    NONE        57,000
TOLL BROTHERS INC             COM              889478103   5,373       282,800 SH        SOLE    NONE       282,800
UNISYS CORP                   COM NEW          909214306   1,313        50,700 SH        SOLE    NONE        50,700
UNUM GROUP                    COM              91529Y106   1,330        54,900 SH        SOLE    NONE        54,900
VALE S A                      ADR              91912E105  25,323       732,500 SH        SOLE    NONE       732,500
YAHOO INC                     COM              984332106   5,277       317,300 SH        SOLE    NONE       317,300
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